Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Change in Non-Cash Working Capital
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2025	2024

Change in non-cash working capital

Accounts receivable	$(40,204)	$4,389

Accounts payable and accrued liabilities	8,962	(11)

Other	832	48

Total change in non-cash working capital	$(30,410)	$4,426

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

	December 31	December 31

(in thousands)	2025	2024

Cash and cash equivalents comprised of:

Cash	$999,311	$768,682

Cash equivalents	154,282	49,484

Total cash and cash equivalents	$1,153,593	$818,166